LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON GROWTH TRUST, INC.

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON INVESTORS TRUST, INC.

LEGG MASON SPECIAL INVESTMENT TRUST, INC.

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON VALUE TRUST, INC.

SUPPLEMENT DATED SEPTEMBER 18, 2009

TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in each Fund’s Prospectus and Statement of Additional Information.

Effective October 5, 2009, each Fund will be renamed as listed below.

There will be no change in the Funds’ investment objectives or investment policies as a result of the name changes.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	Legg Mason Batterymarch 130/30 U.S. Large Cap Equity Fund	2/28/09

Legg Mason Partners Aggressive Growth Fund	Legg Mason ClearBridge Aggressive Growth Fund	12/15/08

Legg Mason Partners Appreciation Fund	Legg Mason ClearBridge Appreciation Fund	4/30/09

Legg Mason Partners Capital and Income Fund	Legg Mason ClearBridge Capital and Income Fund	4/30/09

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Capital Fund	Legg Mason ClearBridge Capital Fund	4/30/09

Legg Mason Partners Convertible Fund	Legg Mason ClearBridge Convertible Fund	11/7/08

Legg Mason Partners Diversified Large Cap Growth Fund	Legg Mason ClearBridge Diversified Large Cap Growth Fund	2/28/09

Legg Mason Partners Dividend Strategy Fund	Legg Mason ClearBridge Dividend Strategy Fund	2/28/09

Legg Mason Partners Emerging Markets Equity Fund	Legg Mason Esemplia Emerging Markets Equity Fund	2/28/09

Legg Mason Partners Equity Fund	Legg Mason ClearBridge Equity Fund	4/30/09

Legg Mason Partners Equity Income Builder Fund	Legg Mason ClearBridge Equity Income Builder Fund	2/28/09

Legg Mason Partners Financial Services Fund	Legg Mason Barrett Financial Services Fund	7/29/09

Legg Mason Partners Fundamental Value Fund	Legg Mason ClearBridge Fundamental Value Fund	1/28/09

Legg Mason Partners Global Equity Fund	Legg Mason Batterymarch Global Equity Fund	4/30/09

Legg Mason Partners International All Cap Opportunity Fund	Legg Mason Global Currents International All Cap Opportunity Fund	2/28/09

Legg Mason Partners Investors Value Fund	Legg Mason ClearBridge Investors Value Fund	4/30/09

Legg Mason Partners Large Cap Growth Fund	Legg Mason ClearBridge Large Cap Growth Fund	3/19/09

Legg Mason Partners Lifestyle Allocation 100%	Legg Mason Lifestyle Allocation 100%	5/31/09

Legg Mason Partners Lifestyle Allocation 30%	Legg Mason Lifestyle Allocation 30%	5/31/09

Legg Mason Partners Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 50%	5/31/09

Legg Mason Partners Lifestyle Allocation 70%	Legg Mason Lifestyle Allocation 70%	5/31/09

Legg Mason Partners Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 85%	5/31/09

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Lifestyle Income Fund	Legg Mason Lifestyle Income Fund	5/31/09

Legg Mason Partners Mid Cap Core Fund	Legg Mason ClearBridge Mid Cap Core Fund	3/30/09

Legg Mason Partners S&P 500 Index Fund	Legg Mason Batterymarch S&P 500 Index Fund	4/30/09

Legg Mason Partners Small Cap Growth Fund	Legg Mason ClearBridge Small Cap Growth Fund	4/30/09

Legg Mason Partners Small Cap Value Fund	Legg Mason ClearBridge Small Cap Value Fund	1/28/09

Legg Mason Partners Social Awareness Fund	Legg Mason Investment Counsel Social Awareness Fund	5/31/09

Legg Mason Partners Target Retirement 2015	Legg Mason Target Retirement 2015	5/31/09

Legg Mason Partners Target Retirement 2020	Legg Mason Target Retirement 2020	5/31/09

Legg Mason Partners Target Retirement 2025	Legg Mason Target Retirement 2025	5/31/09

Legg Mason Partners Target Retirement 2030	Legg Mason Target Retirement 2030	5/31/09

Legg Mason Partners Target Retirement 2035	Legg Mason Target Retirement 2035	5/31/09

Legg Mason Partners Target Retirement 2040	Legg Mason Target Retirement 2040	5/31/09

Legg Mason Partners Target Retirement 2045	Legg Mason Target Retirement 2045	5/31/09

Legg Mason Partners Target Retirement 2050	Legg Mason Target Retirement 2050	5/31/09

Legg Mason Partners Target Retirement Fund	Legg Mason Target Retirement Fund	5/31/09

Legg Mason Partners U.S. Large Cap Equity Fund	Legg Mason Batterymarch U.S. Large Cap Equity Fund	3/30/09

LEGG MASON PARTNERS INCOME TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners California Municipals Fund	Legg Mason Western Asset California Municipals Fund	6/28/09

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Core Bond Fund	Legg Mason Western Asset Core Bond Fund	11/25/08

Legg Mason Partners Core Plus Bond Fund	Legg Mason Western Asset Core Plus Bond Fund	11/25/08

Legg Mason Partners Corporate Bond Fund	Legg Mason Western Asset Corporate Bond Fund	4/30/09

Legg Mason Partners Global High Yield Bond Fund	Legg Mason Western Asset Global High Yield Bond Fund	4/30/09

Legg Mason Partners Global Inflation Management Fund	Legg Mason Western Asset Global Inflation Management Fund	2/28/09

Legg Mason Partners Government Securities Fund	Legg Mason Western Asset Government Securities Fund	4/30/09

Legg Mason Partners High Income Fund	Legg Mason Western Asset High Income Fund	11/25/08

Legg Mason Partners Intermediate Maturity California Municipals Fund	Legg Mason Western Asset Intermediate Maturity California Municipals Fund	3/30/09

Legg Mason Partners Intermediate Maturity New York Municipals Fund	Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	3/30/09

Legg Mason Partners Intermediate-Term Municipals Fund	Legg Mason Western Asset Intermediate-Term Municipals Fund	7/29/09

Legg Mason Partners Managed Municipals Fund	Legg Mason Western Asset Managed Municipals Fund	6/28/09

Legg Mason Partners Massachusetts Municipals Fund	Legg Mason Western Asset Massachusetts Municipals Fund	3/30/09

Legg Mason Partners Municipal High Income Fund	Legg Mason Western Asset Municipal High Income Fund	11/25/08

Legg Mason Partners New Jersey Municipals Fund	Legg Mason Western Asset New Jersey Municipals Fund	7/29/09

Legg Mason Partners New York Municipals Fund	Legg Mason Western Asset New York Municipals Fund	7/29/09

Legg Mason Partners Pennsylvania Municipals Fund	Legg Mason Western Asset Pennsylvania Municipals Fund	7/29/09

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Short Duration Municipal Income Fund	Legg Mason Western Asset Short Duration Municipal Income Fund	2/28/09

Legg Mason Partners Short-Term Bond Fund	Legg Mason Western Asset Short-Term Bond Fund	4/30/09

Legg Mason Partners Strategic Income Fund	Legg Mason Western Asset Strategic Income Fund	11/25/08

LEGG MASON CHARLES STREET TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Batterymarch U.S. Small- Capitalization Equity Portfolio	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	5/1/09

LEGG MASON GLOBAL TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Emerging Markets Trust	Legg Mason Batterymarch Emerging Markets Trust	5/1/09

Legg Mason International Equity Trust	Legg Mason Batterymarch International Equity Trust	5/1/09

LEGG MASON GROWTH TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Growth Trust, Inc.	Legg Mason Capital Management Growth Trust, Inc.	5/1/09

LEGG MASON INVESTMENT TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Opportunity Trust	Legg Mason Capital Management Opportunity Trust	5/1/09

LEGG MASON INVESTORS TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason American Leading Companies Trust	Legg Mason Capital Management American Leading Companies Trust	8/1/09

LEGG MASON SPECIAL INVESTMENT TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Special Investment Trust, Inc.	Legg Mason Capital Management Special Investment Trust, Inc.	8/1/09

LEGG MASON TAX-FREE INCOME FUND

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Maryland Tax-Free Income Trust	Legg Mason Investment Counsel Maryland Tax-Free Income Trust	8/1/09

LEGG MASON VALUE TRUST, INC.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Value Trust, Inc.	Legg Mason Capital Management Value Trust, Inc.	8/1/09

Effective October 5, 2009, each share class will be renamed as listed below.

New Fund Name	Current Share Class Name	New Share Class Name
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Legg Mason Batterymarch Emerging Markets Trust	Financial Intermediary Class	Class FI
	Institutional Class	Class I
	Institutional Select Class	Class IS

Legg Mason Batterymarch International Equity Trust	Financial Intermediary Class	Class FI
	Institutional Class	Class I
	Institutional Select Class	Class IS

New Fund Name	Current Share Class Name	New Share Class Name
Legg Mason Capital Management Growth Trust, Inc.	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Legg Mason Capital Management Opportunity Trust	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Legg Mason Capital Management American Leading Companies Trust	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Legg Mason Capital Management Special Investment Trust, Inc.	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Legg Mason Investment Counsel Maryland Tax-Free Income Trust	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Legg Mason Capital Management Value Trust, Inc.	Financial Intermediary Class	Class FI
	Institutional Class	Class I

Effective October 5, 2009, with respect to Legg Mason Esemplia Emerging Markets Equity Fund, the following paragraph replaces the second paragraph under the section of the Fund’s prospectus titled “Management – Manager and Subadviser”:

Legg Mason International Equities Limited (trading under the name “Esemplia Emerging Markets”) (“LMIE” or the “subadviser”) provides the day-to-day portfolio management of the fund. LMIE has offices at 9th Floor, 10 Exchange Square, Primrose Street, London EC2A 2EN. As of December 31, 2008, LMIE’s total assets under management were approximately $3.07 billion.

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